Note 12 - Intangible Assets (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Number of major business segments	1
Total intangible assets and goodwill	$ 536,915	$ 532,385
Recoverable amount of asset or cash-generating unit	$ 550,184	$ 577,376
Risk-free rate, significant unobservable inputs, assets	0.84%	1.90%
Market risk premium rate, ignificant unobservable inputs, assets	4.97%	5.20%
Estimated beta for equity	0.91	1.4
Equity to total capital, percent	100.00%	100.00%
Cash generating unit, nominal growth rate	2.50%	3.00%
Sensitivity analysis, reasonably possible increase (decrease) in revenue	11.10%
Sensitivity analysis, reasonably possible increase (decrease) in operating expenditure	11.00%
Sensitivity analysis, reasonably possible increase (decrease) in WACC	4.30%
Weighted average cost of capital, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	11.8	13.1
Browser [member]
Statement Line Items [Line Items]
Total intangible assets and goodwill	$ 421,578
News CGU [member]
Statement Line Items [Line Items]
Total intangible assets and goodwill	$ 70,600